IntraNav Acquisition (Details) - IntraNav [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 09, 2021
IntraNav Acquisition (Details) [Line Items]
Exchange for a Purchase Price		$ 1,100,000
Goodwill		$ 500,000
Total acquisition costs	$ 209,036